Biological assets (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Biological assets
Biological assets	$ 29,199,895	$ 0
Less: accumulated depreciation	(844,306)	0
Biological assets, net	$ 28,355,589	$ 0